Sales Revenue - Summary of Reconciliation of the Disaggregated Sales Revenue with the Four Reportable Segments (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		¥ 16,907,725	¥ 14,552,696	¥ 13,170,519
External customers [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		16,907,725	14,552,696	13,170,519
External customers [member] | Japan [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		2,409,584	2,354,532	2,190,797
Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		17,123,276	14,790,927	13,415,264
Operating segments [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		2,908,983	2,185,253	1,787,283
Operating segments [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		10,781,717	9,360,593	8,779,349
Operating segments [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		2,956,144	2,823,323	2,506,788
Operating segments [member] | Power product and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total		476,432	421,758	341,844
Operating segments [member] | External customers [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		15,438,288	13,147,538	11,838,950
Revenue arising from the other sources	[1]	1,469,437	1,405,158	1,331,569
Total		16,907,725	14,552,696	13,170,519
Operating segments [member] | External customers [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		2,908,453	2,183,176	1,784,912
Revenue arising from the other sources	[1]	530	2,077	2,371
Total		2,908,983	2,185,253	1,787,283
Operating segments [member] | External customers [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		10,578,391	9,130,227	8,554,631
Revenue arising from the other sources	[1]	15,128	17,271	12,574
Total		10,593,519	9,147,498	8,567,205
Operating segments [member] | External customers [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		1,500,545	1,435,298	1,178,005
Revenue arising from the other sources	[1]	1,453,553	1,385,369	1,316,289
Total		2,954,098	2,820,667	2,494,294
Operating segments [member] | External customers [member] | Power product and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		450,899	398,837	321,402
Revenue arising from the other sources	[1]	226	441	335
Total		451,125	399,278	321,737
Operating segments [member] | External customers [member] | Japan [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		1,733,266	1,668,249	1,596,971
Operating segments [member] | External customers [member] | Japan [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		109,393	105,022	88,128
Operating segments [member] | External customers [member] | Japan [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		1,375,593	1,337,860	1,321,329
Operating segments [member] | External customers [member] | Japan [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		158,653	146,185	128,265
Operating segments [member] | External customers [member] | Japan [member] | Power product and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		89,627	79,182	59,249
Operating segments [member] | External customers [member] | North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		7,816,672	6,549,838	6,052,533
Operating segments [member] | External customers [member] | North America [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		306,725	230,766	197,155
Operating segments [member] | External customers [member] | North America [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		5,985,958	4,877,900	4,671,998
Operating segments [member] | External customers [member] | North America [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		1,341,863	1,289,076	1,049,739
Operating segments [member] | External customers [member] | North America [member] | Power product and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		182,126	152,096	133,641
Operating segments [member] | External customers [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		677,344	600,987	500,536
Operating segments [member] | External customers [member] | Europe [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		250,088	202,254	146,948
Operating segments [member] | External customers [member] | Europe [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		332,928	319,340	290,326
Operating segments [member] | External customers [member] | Europe [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers
Operating segments [member] | External customers [member] | Europe [member] | Power product and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		94,328	79,393	63,262
Operating segments [member] | External customers [member] | Asia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		4,318,326	3,686,238	3,227,474
Operating segments [member] | External customers [member] | Asia [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		1,739,330	1,307,915	1,147,539
Operating segments [member] | External customers [member] | Asia [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		2,523,613	2,314,425	2,032,469
Operating segments [member] | External customers [member] | Asia [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		29	37	1
Operating segments [member] | External customers [member] | Asia [member] | Power product and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		55,354	63,861	47,465
Operating segments [member] | External customers [member] | Other regions [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		892,680	642,226	461,436
Operating segments [member] | External customers [member] | Other regions [member] | Motorcycle business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		502,917	337,219	205,142
Operating segments [member] | External customers [member] | Other regions [member] | Automobile business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		360,299	280,702	238,509
Operating segments [member] | External customers [member] | Other regions [member] | Financial services business [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers
Operating segments [member] | External customers [member] | Other regions [member] | Power product and other businesses [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers		¥ 29,464	¥ 24,305	¥ 17,785

[1]	Revenue arising from the other sources primarily includes lease revenues recognized under IFRS 16 and interest recognized under IFRS 9.